Putnam Short Duration Bond Fund
The fund's portfolio
7/31/19 (Unaudited)

CORPORATE BONDS AND NOTES (50.5%)(a)
	Principal amount	Value
Banking (12.7%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.276%, 1/25/22 (United Kingdom)	$2,060,000	$2,085,519
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,510,023
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,077,113
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 2.999%, 6/25/22	1,375,000	1,380,559
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 2.328%, 10/1/21	440,000	439,241
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	735,000	733,238
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	4,000,000	4,246,150
Bank of Montreal sr. unsec. notes Ser. MTN, 3.10%, 7/13/20 (Canada)	1,030,000	1,037,127
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	480,000	487,291
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	830,000	828,727
BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	825,000	856,924
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	685,611
Citibank NA sr. unsec. FRN 3.165%, 2/19/22	2,500,000	2,526,807
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	5,180,000	5,442,920
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	845,000	847,196
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.236%, 4/25/22	1,370,000	1,382,610
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	524,143
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	1,250,000	1,286,963
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	989,008
Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)	500,000	499,231
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,143,394
Credit Suisse AG unsec. sub. notes 3.236%, 1/14/20	1,380,000	1,397,474
HSBC USA, Inc. unsec. sub. notes 5.00%, 9/27/20	5,685,000	5,841,272
JPMorgan Chase & Co. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.61%), 3.012%, 6/18/22	1,000,000	1,002,546
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	1,625,000	1,624,087
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	4,460,000	4,681,364
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,485,232
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	805,000	802,855
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	620,000	631,662
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,462,872
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	350,000	349,080
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	6,901,200
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	1,010,000	1,008,805
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,582,272
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	203,250
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.372%, 3/11/20 (Sweden)	2,260,000	2,258,172
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	880,000	876,156
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	3,988,136
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	1,290,000	1,308,674
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	580,000	579,545
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	5,765,000	5,789,517
US Bancorp unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,337,004
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,395,000	1,398,272
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	2,000,000	2,095,553
Wells Fargo Bank NA sr. unsec. notes Ser. BKNT, 3.625%, 10/22/21	2,060,000	2,113,611
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	2,430,000	2,426,353

		94,154,759
Basic materials (2.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	917,204
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	930,000	981,713
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,715,000	1,732,150
DuPont de Nemours, Inc. sr. unsec. unsub. notes 3.766%, 11/15/20	1,500,000	1,525,553
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	4,250,000	4,405,571
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,510,000	1,596,589
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	465,000	492,860
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	1,200,000	1,211,124
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	420,000	424,397
International Paper Co. sr. unsec. unsub. notes 4.75%, 2/15/22	524,000	550,671
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,115,000	3,137,969
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	715,000	738,030
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	360,000	365,125
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	594,000

		18,672,956
Capital goods (3.4%)
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	4,995,653
Northrop Grumman Corp. sr. unsec. unsub. notes 2.55%, 10/15/22	5,100,000	5,117,787
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	2,910,000	2,928,159
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	2,995,227
United Technologies Corp. sr. unsec. notes 3.10%, 6/1/22	5,000,000	5,106,819
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	418,000	426,558
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,639,538

		25,209,741
Communication services (5.5%)
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	3,500,000	3,608,879
AT&T, Inc. sr. unsec. unsub. notes 4.45%, 4/1/24	1,000,000	1,074,225
AT&T, Inc. sr. unsec. unsub. notes 3.80%, 3/1/24	6,639,000	6,969,567
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	665,000	690,769
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	1,000,000	1,061,100
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 3.903%, 2/1/24	1,615,000	1,646,912
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	6,740,000	7,126,953
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	3,500,000	3,562,054
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	2,500,000	2,548,964
Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	675,000	682,907
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	665,000	706,363
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	255,000	260,118
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	911,250	913,984
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	575,000	595,125
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 3.073%, 5/22/20	1,500,000	1,504,730
Verizon Communications, Inc. sr. unsec. unsub. notes 3.50%, 11/1/24	5,240,000	5,487,597
Verizon Communications, Inc. sr. unsec. unsub. notes 3.125%, 3/16/22	2,000,000	2,045,495
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	495,000	517,894

		41,003,636
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	2,030,000	2,026,910

		2,026,910
Consumer cyclicals (4.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 2.70%, 7/26/22 (Canada)	2,300,000	2,299,989
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,382,279
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	825,000	835,556
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.035%, 8/13/21	89,000	89,231
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	700,000	694,061
CBS Corp. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	904,000	922,918
CBS Corp. company guaranty sr. unsec. unsub. notes 2.90%, 6/1/23	1,000,000	1,006,074
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	2,000,000	2,092,451
Ecolab, Inc. sr. unsec. unsub. notes 2.25%, 1/12/20	1,645,000	1,642,699
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.22%, 10/12/21	1,000,000	988,036
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	2,040,000	2,160,306
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	590,000	604,750
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	923,130
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,950,717
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,157,000	2,309,454
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	753,099
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	1,370,000	1,428,910
Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,370,000	1,378,255
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.625%, 5/1/22	3,000,000	3,086,435
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	2,790,000	2,813,642
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,500,000	3,654,390

		33,016,382
Consumer finance (0.4%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,408,488
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.47%, 6/1/21	820,000	824,596
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 2.936%, 7/30/21	660,000	659,943

		2,893,027
Consumer staples (0.8%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/12/24	3,000,000	3,135,121
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	647,900
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	722,640
United Rentals North America, Inc. company guaranty notes 4.625%, 7/15/23	500,000	511,110
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	740,000	753,460

		5,770,231
Energy (2.9%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.561%, 11/1/21 (United Kingdom)	2,000,000	2,052,518
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)	350,000	349,691
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	614,261
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	565,000	627,503
Energy Transfer Partners LP company guaranty sr. unsec. notes 4.50%, 4/15/24	1,970,000	2,092,927
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,548,045
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,870,000	2,060,889
Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22	3,000,000	3,240,012
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,013,392
Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24	1,980,000	2,125,139
Williams Partners LP sr. unsec. notes 5.25%, 3/15/20	400,000	406,427
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	665,000	703,096

		21,833,900
Financial (0.2%)
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	600,600
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	715,000	783,819
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	260,000	260,390

		1,644,809
Health care (4.0%)
Becton Dickinson and Co. sr. unsec. notes 2.894%, 6/6/22	1,500,000	1,513,086
Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	890,000	900,866
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24	6,465,000	6,611,087
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	560,000	591,500
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	1,195,000	1,241,158
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	2,940,000	3,033,353
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.272%, 8/28/23	1,300,000	1,367,368
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 3.912%, 8/27/21 (acquired various dates from 8/14/18 to 12/2/18, cost $1,650,533)(RES)	1,650,000	1,685,062
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	2,030,000	2,092,751
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	680,000	697,898
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)	500,000	499,523
Teva Pharmaceutical Finance IV, LLC company guaranty sr. unsec. unsub. notes 2.25%, 3/18/20 (Israel)	1,000,000	990,000
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.35%, 7/15/22	3,500,000	3,605,496
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	1,999,472
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,044,589
Zoetis, Inc. sr. unsec. unsub. notes 3.45%, 11/13/20	1,400,000	1,415,395

		29,288,604
Insurance (3.3%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	445,000	443,952
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,279,914
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. notes 5.00%, 6/1/21	1,590,000	1,652,510
Marsh & McLennan Cos., Inc. sr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 1.20%), 3.519%, 12/29/21	45,000	45,112
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.50%, 12/29/20	1,000,000	1,014,790
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	1,004,745
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,004,372
Metropolitan Life Global Funding I 144A notes 2.50%, 12/3/20	6,000,000	6,012,757
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,105,029
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,000,860
New York Life Global Funding 144A notes 1.70%, 9/14/21	4,355,000	4,302,635
Protective Life Global Funding 144A notes 2.262%, 4/8/20	475,000	474,401

		24,341,077
Investment banking/Brokerage (2.8%)
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.17%), 3.688%, 11/15/21	2,425,000	2,444,257
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	2,012,284
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.625%, 2/20/24	4,500,000	4,670,881
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.00%, 4/26/22	2,265,000	2,283,144
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	455,000	455,152
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.458%, 1/20/22	2,200,000	2,222,551
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22	2,180,000	2,195,810
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,470,402

		20,754,481
Real estate (0.1%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	1,000,000	1,090,581

		1,090,581
Technology (4.6%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,533,854
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	669,174
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,218,303
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,625,000	1,631,339
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	1,625,000	1,652,341
Cisco Systems, Inc. sr. unsec. unsub. notes 1.85%, 9/20/21	2,745,000	2,727,521
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,548,791
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 4.42%, 6/15/21	2,425,000	2,493,411
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	650,000	687,377
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 4.50%, 10/15/22	3,949,000	4,171,621
Fiserv, Inc. sr. unsec. notes 4.75%, 6/15/21	500,000	520,030
Fiserv, Inc. sr. unsec. notes 2.75%, 7/1/24	2,000,000	2,014,999
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,702,907
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,055,000	1,097,653
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,263,691
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	3,000,000	3,108,224

		34,041,236
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.65%, 7/29/21	1,500,000	1,530,754

		1,530,754
Utilities and power (2.3%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	730,000	748,250
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,630,323
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	1,380,000	1,466,391
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19	690,000	692,136
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	440,000	438,179
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,695,671
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	501,933
Emera US Finance LP company guaranty sr. unsec. notes 2.70%, 6/15/21	650,000	650,726
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	675,000	683,540
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,205,403
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	795,000	813,479
Pennsylvania Electric Co. sr. unsec. unsub. notes 5.20%, 4/1/20	600,000	610,475
Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,965,000	1,959,239
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,000,000	2,013,832

		17,109,577

Total corporate bonds and notes (cost $367,421,554)		$374,382,661

MORTGAGE-BACKED SECURITIES (28.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (9.1%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 10/25/27 (Bermuda)	$298,159	$300,023
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.616%, 8/25/28 (Bermuda)	324,000	324,000
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 11/25/28	720,000	714,600
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.895%, 5/15/35	14,263	20,650
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.016%, 10/25/24	199,937	214,619
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.916%, 10/25/28	5,500,000	5,945,717
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 6.366%, 8/25/24	2,474,372	2,633,524
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 6.166%, 12/25/27	4,200,000	4,409,204
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.016%, 9/25/24	633,000	689,527
Ser. 3724, Class CM, 5.50%, 6/15/37	28,845	32,405
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%), 5.304%, 7/25/28	121,458	122,622
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.116%, 4/25/28	1,482,684	1,507,651
Ser. 3539, Class PM, 4.50%, 5/15/37	11,255	11,809
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.466%, 9/25/24	2,046,981	2,075,291
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.466%, 2/25/24	1,150,617	1,168,068
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.216%, 5/25/25	815,675	827,339
Ser. 3609, Class LK, 2.00%, 12/15/24	4,515	4,493
FRB Ser. 8, Class A9, IO, 0.426%, 11/15/28(WAC)	61,666	851
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	197,007	1,931
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	313,068	2,254
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 3.516%, 2/25/47	1,600,000	1,607,240
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 6.966%, 4/25/28	1,000,000	1,109,734
Federal National Mortgage Association
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.452%, 8/25/35	80,488	105,367
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.216%, 8/25/28	3,684,183	4,101,236
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.016%, 8/25/28	4,829,960	5,387,927
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.368%, 5/25/40	124,291	145,880
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.266%, 9/25/28	4,244,173	4,675,337
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 7.516%, 10/25/23	3,316,607	3,688,804
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.266%, 7/25/25	12,133	12,924
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 7.266%, 11/25/24	4,449,025	4,836,997
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.166%, 11/25/24	2,477,366	2,736,536
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.816%, 2/25/25	498,151	525,294
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 6.666%, 1/25/24	3,500,000	3,827,465
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.516%, 1/25/29	500,000	532,965
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.266%, 5/25/25	554,986	576,462
Ser. 05-68, Class PC, 5.50%, 7/25/35	5,281	5,359
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.166%, 7/25/24	2,469,007	2,583,525
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.866%, 5/25/24	2,566,410	2,673,684
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 4.866%, 5/25/24	3,429,337	3,563,632
Ser. 11-60, Class PA, 4.00%, 10/25/39	11,453	11,783
Ser. 03-43, Class YA, 4.00%, 3/25/33	100,809	102,400
Ser. 10-155, Class A, 3.50%, 9/25/25	4,119	4,113
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 3.016%, 12/25/30	903,860	903,436
Ser. 10-81, Class AP, 2.50%, 7/25/40	47,579	47,010
Ser. 98-W5, Class X, IO, 0.781%, 7/25/28(WAC)	114,780	3,306
Ser. 98-W2, Class X, IO, 0.649%, 6/25/28(WAC)	403,954	13,129
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M1, (1 Month US LIBOR + 0.85%), 3.116%, 8/25/31	481,645	481,895
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	16,114	17,074
Ser. 10-151, Class KO, PO, zero %, 6/16/37	96,706	83,704
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	11,262	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	33,082	291
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	15,208	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	25,937	—
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.866%, 10/25/28 (Bermuda)	1,962,000	1,963,226

		67,334,313
Commercial mortgage-backed securities (12.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.211%, 1/15/49(WAC)	210,894	133
Bank of America Merrill Lynch Commercial Mortgage Trust FRB Ser. 17-BNK9, Class XA, IO, 0.816%, 11/15/54(WAC)	9,639,914	524,272
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.464%, 1/12/45(WAC)	551,000	490,390
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	553,555	392,941
FRB Ser. 06-T22, Class E, 5.728%, 4/12/38(WAC)	1,499,000	1,548,421
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.417%, 8/10/49(WAC)	9,518,198	792,961
FRB Ser. 16-CD2, Class XA, IO, 0.676%, 11/10/49(WAC)	87,386,215	3,113,134
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.718%, 5/10/58(WAC)	33,404,639	3,046,837
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.748%, 12/15/47(WAC)	275,000	285,920
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	310,000	328,361
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.62%, 2/10/47(WAC)	8,645,794	193,320
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.538%, 12/10/44(WAC)	686,000	714,590
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47(WAC)	577,000	609,189
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	678,000	697,511
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	911,000	931,702
FRB Ser. 13-LC13, Class XA, IO, 1.153%, 8/10/46(WAC)	5,279,455	205,899
FRB Ser. 14-LC15, Class XA, IO, 1.105%, 4/10/47(WAC)	19,793,640	838,518
FRB Ser. 14-CR17, Class XA, IO, 0.984%, 5/10/47(WAC)	4,921,697	196,799
FRB Ser. 15-LC21, Class XA, IO, 0.768%, 7/10/48(WAC)	64,046,469	2,031,474
COMM Mortgage Trust FRB Ser. 15-CR26, Class XA, IO, 0.955%, 10/10/48(WAC)	44,980,670	2,149,626
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 6.127%, 7/10/46(WAC)	502,000	515,536
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	497,986	342,415
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.005%, 5/15/38(WAC)	203,829	3,926
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.893%, 4/15/50(WAC)	20,912,816	782,280
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.789%, 12/15/49(WAC)	38,647,590	1,639,440
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.53%, 7/10/44(WAC)	2,289,000	2,390,453
FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	2,735,000	2,841,930
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.412%, 6/10/48(WAC)	497,939	323,661
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.843%, 5/10/50(WAC)	39,259,692	1,286,085
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47(WAC)	748,000	771,343
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	565,000	590,512
FRB Ser. 13-GC10, Class XA, IO, 1.509%, 2/10/46(WAC)	13,462,699	764,412
FRB Ser. 13-GC12, Class XA, IO, 1.424%, 6/10/46(WAC)	3,878,125	171,351
FRB Ser. 14-GC24, Class XA, IO, 0.745%, 9/10/47(WAC)	44,895,482	1,413,220
GS Mortgage Securities Trust Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	3,000,000	3,124,440
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	1,431,000	1,448,633
FRB Ser. 11-GC3, Class C, 5.637%, 3/10/44(WAC)	927,000	962,245
FRB Ser. 11-GC3, Class D, 5.637%, 3/10/44(WAC)	2,547,000	2,650,081
FRB Ser. 11-GC5, Class B, 5.39%, 8/10/44(WAC)	1,470,000	1,536,611
FRB Ser. 11-GC5, Class C, 5.39%, 8/10/44(WAC)	1,358,000	1,407,926
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	3,091,000	3,234,385
FRB Ser. 10-C2, Class D, 5.18%, 12/10/43(WAC)	2,815,000	2,899,470
Ser. 10-C1, Class B, 5.148%, 8/10/43	1,000,000	1,018,762
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	2,500,000	2,612,500
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.702%, 8/15/46(WAC)	709,000	740,043
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	257,927
FRB Ser. 15-C31, Class XA, IO, 0.927%, 8/15/48(WAC)	18,375,343	744,459
FRB Ser. 14-C22, Class XA, IO, 0.854%, 9/15/47(WAC)	8,187,209	286,414
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-CB11, Class C, 5.562%, 8/12/37(WAC)	294,577	296,227
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,113,444	2,215,716
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	511,755
FRB Ser. 16-JP2, Class XA, IO, 1.834%, 8/15/49(WAC)	20,686,960	2,106,553
FRB Ser. 13-C10, Class XA, IO, 0.988%, 12/15/47(WAC)	8,424,921	243,497
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.599%, 11/15/43(WAC)	1,712,000	1,732,265
FRB Ser. 12-C6, Class E, 5.147%, 5/15/45(WAC)	898,000	852,296
FRB Ser. 12-LC9, Class D, 4.40%, 12/15/47(WAC)	173,000	177,212
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	170,694	99,002
FRB Ser. 07-C2, Class XW, IO, 0.285%, 2/15/40(WAC)	27,979	4
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	1,214,454	32
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.558%, 12/12/49(WAC)	918,457	4,721
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class B, 3.93%, 11/15/45	2,636,000	2,714,260
Ser. 12-C5, Class AS, 3.792%, 8/15/45	518,000	533,474
FRB Ser. 13-C7, Class XA, IO, 1.352%, 2/15/46(WAC)	26,465,199	1,013,776
FRB Ser. 14-C17, Class XA, IO, 1.117%, 8/15/47(WAC)	6,444,629	267,877
FRB Ser. 15-C26, Class XA, IO, 1.032%, 10/15/48(WAC)	21,360,756	1,128,115
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.336%, 2/15/46(WAC)	24,165,000	267,748
Morgan Stanley Capital I Trust Ser. 05-T19, Class D, 5.289%, 6/12/47(WAC)	271,918	275,138
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.42%, 3/15/45(WAC)	245,060	253,508
FRB Ser. 12-C4, Class XA, IO, 2.078%, 3/15/45(WAC)	1,575,094	66,567
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.063%, 12/15/50(WAC)	8,107,345	539,292
UBS Commercial Mortgage Trust Ser. 12-C1, Class AS, 4.171%, 5/10/45	1,500,000	1,561,875
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	300,000	314,474
FRB Ser. 12-C2, Class D, 4.891%, 5/10/63(WAC)	279,000	277,154
FRB Ser. 12-C2, Class XA, IO, 1.316%, 5/10/63(WAC)	14,412,766	466,249
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	472,000	495,170
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.307%, 11/15/48(WAC)	1,009,797	30
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, zero %, 4/15/47(WAC)	2,806,579	3
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.285%, 7/15/46(WAC)	898,000	908,324
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	703,000	723,256
FRB Ser. 16-BNK1, Class XA, IO, 1.772%, 8/15/49(WAC)	6,656,583	655,960
FRB Ser. 16-C37, Class XA, IO, 0.998%, 12/15/49(WAC)	8,043,373	354,632
FRB Ser. 15-C27, Class XA, IO, 0.896%, 2/15/48(WAC)	7,204,670	262,585
FRB Ser. 15-LC20, Class XB, IO, 0.479%, 4/15/50(WAC)	10,567,000	268,296
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 10-C1, Class C, 5.597%, 11/15/43(WAC)	2,466,000	2,521,396
FRB Ser. 13-LC12, Class D, 4.285%, 7/15/46(WAC)	964,000	891,162
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,353,047
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	524,732
FRB Ser. 12-C10, Class C, 4.373%, 12/15/45(WAC)	267,000	265,557
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	360,000	382,037
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	405,685
Ser. 13-C11, Class AS, 3.311%, 3/15/45	433,000	441,874
FRB Ser. 14-C22, Class XA, IO, 0.817%, 9/15/57(WAC)	29,177,044	999,985
FRB Ser. 14-C23, Class XA, IO, 0.593%, 10/15/57(WAC)	84,912,243	2,251,975
WF-RBS Commercial Mortgage Trust Ser. 12-C8, Class B, 4.311%, 8/15/45	3,015,000	3,134,032
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.669%, 11/15/44(WAC)	577,000	606,933
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	619,000	633,425
Ser. 11-C4, Class D, 5.23%, 6/15/44(WAC)	1,324,000	1,333,308
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	67,000	66,522

		93,251,171
Residential mortgage-backed securities (non-agency) (6.3%)
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	104,122	103,997
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	1,672,325	1,721,993
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-1, Class A1, 2.81%, 1/25/47(WAC)	419,906	418,856
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	2,646,832	2,698,941
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.866%, 9/25/45	219,576	211,890
Bellemeade Re, Ltd. 144A FRB Ser. 18-3A, Class M1A, (1 Month US LIBOR + 1.20%), 3.466%, 10/25/27 (Bermuda)	900,000	900,351
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.929%, 5/25/35(WAC)	270,915	279,903
COLT Mortgage Loan Trust 144A Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)	82,813	82,813
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 2.886%, 4/25/35	170,950	153,826
Credit Suisse Mortgage Trust 144A FRB Ser. 12-4R, Class 7A2, 4.262%, 1/27/36(WAC)	220,416	220,392
CSMC Trust 144A Ser. 18-RPL7, Class A1, 4.00%, 8/26/58	725,085	726,898
Deephaven Residential Mortgage Trust 144A
Ser. 18-2A, Class A1, 3.479%, 4/25/58(WAC)	1,053,906	1,060,334
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	1,326,231	1,325,833
Eagle RE, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 5.266%, 11/25/28	600,000	602,813
Eagle RE, Ltd. 144A FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 4.066%, 4/25/29 (Bermuda)	2,000,000	2,008,796
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.166%, 10/25/28	411,429	450,310
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.966%, 4/25/28	1,452,134	1,606,056
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.816%, 4/25/28	872,087	942,451
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 2.426%, 11/25/36	1,822,529	1,786,078
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	3,448,000	3,441,887
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	1,008,823	1,031,521
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	570,913	574,461
GCAT, LLC 144A Ser. 19-NQM1, Class A2, 3.241%, 2/25/59	2,926,067	2,928,026
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.446%, 5/25/36	575,273	246,418
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	1,244,993	1,262,640
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	916,166	923,874
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.462%, 2/25/35(WAC)	94,543	97,226
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 3.23%, 8/26/47(WAC)	1,265,000	1,248,186
FRB Ser. 14-R8, Class 2A, (1 Month US LIBOR + 0.16%), 2.564%, 6/26/47	807,376	803,339
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 3.166%, 1/25/48	694,885	703,321
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 4.504%, 11/25/47	591,362	597,107
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 3.816%, 7/25/28 (Bermuda)	757,244	757,954
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.266%, 4/25/27 (Bermuda)	431,557	441,321
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.316%, 10/25/34	200,000	199,408
Radnor Re, Ltd. 144A FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 4.016%, 6/25/29 (Bermuda)	2,000,000	1,998,750
RCO V Mortgage, LLC 144A Ser. 18-1, Class A1, 4.00%, 5/25/23	1,782,470	1,782,470
Starwood Mortgage Residential Trust 144A
Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	265,498	266,743
Ser. 19-1, Class A3, 3.175%, 6/25/49(WAC)	2,510,000	2,508,431
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.116%, 5/25/47	576,900	482,164
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.426%, 4/25/36	79,067	78,954
Vericrest Opportunity Loan Transferee LXII, LLC 144A
Ser. 17-NP11, Class A1, 3.375%, 10/25/47	1,090,497	1,091,126
Ser. 17-NPL9, Class A1, 3.125%, 9/25/47	867,872	870,476
Verus Securitization Trust 144A
Ser. 19-1, Class A3, 3.985%, 2/25/59(WAC)	2,103,987	2,127,183
Ser. 19-1, Class A1, 3.73%, 2/25/59(WAC)	1,742,991	1,759,876
Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	1,129,120	1,137,589

		46,662,982

Total mortgage-backed securities (cost $207,900,027)		$207,248,466

ASSET-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	$700,000	$702,175
COLT Mortgage Loan Trust 144A
Ser. 19-1, Class A3, 4.088%, 3/25/49(WAC)	872,082	906,529
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	410,410	416,566
Finance of America Structured Securities Trust 144A Ser. 18-HB1, Class M2, 4.087%, 9/25/28(WAC)	1,800,000	1,836,540
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.116%, 11/25/51	189,000	189,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.066%, 6/25/52	1,067,000	1,067,000
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	1,708,537	1,758,969
RMF Buyout Issuance Trust 144A
Ser. 18-1, Class M3, 4.448%, 11/25/28(WAC)	517,000	522,881
Ser. 19-1, Class M3, 3.011%, 7/25/29(WAC)	2,100,000	2,093,060
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.083%, 6/24/20	2,679,000	2,679,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), zero %, 8/25/52	2,056,000	2,056,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/20	3,480,000	3,480,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	2,500,000	2,512,500
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.004%, 1/25/46	528,792	523,823

Total asset-backed securities (cost $20,623,977)		$20,744,043

SHORT-TERM INVESTMENTS (21.7%)(a)
		Principal amount/ shares	Value
Albermarle Corp. commercial paper 2.586%, 8/6/19		$1,500,000	$1,499,301
Ameren Illinois Co. commercial paper 2.505%, 8/16/19		2,000,000	1,997,786
American Electric Power Co., Inc. commercial paper 2.566%, 8/7/19		1,050,000	1,049,496
Aviation Capital Group, LLC commercial paper 2.555%, 8/2/19		1,000,000	999,855
Bell Canada, Inc. commercial paper 2.526%, 10/8/19		3,500,000	3,483,095
Berkshire Hathaway Energy Co. commercial paper 2.455%, 8/21/19		3,000,000	2,995,775
Cabot Corp. commercial paper 2.566%, 8/1/19		3,000,000	2,999,795
Canadian Natural Resources, Ltd. commercial paper 2.505%, 8/14/19		2,000,000	1,997,857
CenterPoint Energy, Inc. commercial paper 2.505%, 8/19/19		2,000,000	1,997,390
Chariot Funding, LLC asset backed commercial paper 2.283%, 10/15/19		2,000,000	1,990,546
CRH America Finance, Inc. commercial paper 2.595%, 9/27/19		1,500,000	1,493,891
Dominion Energy, Inc. commercial paper 2.524%, 8/15/19		2,000,000	1,997,925
Enbridge US, Inc. commercial paper 2.646%, 9/24/19		500,000	498,071
Enbridge US, Inc. commercial paper 2.486%, 10/25/19		1,000,000	993,935
ENGIE SA commercial paper 2.582%, 10/10/19		3,000,000	2,985,977
ERAC USA Finance, LLC commercial paper 2.659%, 9/23/19		3,000,000	2,988,642
FMC Technologies, Inc. commercial paper 2.556%, 8/5/19		2,500,000	2,499,144
Fortive Corp. commercial paper 2.625%, 8/5/19		2,500,000	2,499,144
Keurig Dr Pepper, Inc. commercial paper 2.510%, 9/9/19		2,000,000	1,994,422
Marriott International, Inc./MD commercial paper 2.508%, 9/9/19		2,000,000	1,994,422
Mid-America Apartments LP commercial paper 2.532%, 8/7/19		2,000,000	1,999,039
NextEra Energy Capital Holdings, Inc. commercial paper 2.600%, 8/16/19		1,500,000	1,498,339
PPL Capital Funding, Inc. commercial paper 2.482%, 8/13/19		2,000,000	1,998,205
Puget Sound Energy, Inc. commercial paper 2.714%, 8/14/19		2,000,000	1,998,065
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	101,498,048	101,498,048
Rogers Communications, Inc. commercial paper 2.545%, 8/1/19		$1,500,000	1,499,898
Schlumberger Holdings Corp. commercial paper 2.482%, 8/6/19		3,000,000	2,998,693
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	220,000	220,000
TransCanada PipeLines, Ltd. commercial paper 2.512%, 8/6/19		$2,000,000	1,999,177
U.S. Treasury Bills 2.399%, 8/8/19(SEGSF)(SEGCCS)		147,000	146,944
U.S. Treasury Bills 2.237%, 8/6/19(SEGCCS)		137,000	136,962
U.S. Treasury Bills 2.129%, 8/13/19(SEGCCS)		702,000	701,517
U.S. Treasury Bills 2.120%, 8/20/19(SEGSF)(SEGCCS)		407,000	406,564
U.S. Treasury Bills 2.048%, 12/5/19(SEGCCS)		571,000	566,934
United Technologies Corp. commercial paper 2.547%, 8/29/19		2,000,000	1,995,974

Total short-term investments (cost $160,622,918)			$160,620,828
TOTAL INVESTMENTS

Total investments (cost $756,568,476)			$762,995,998

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$384,461,000	$1,416,739	(E)	$(279,139)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	$(1,695,878)
		165,827,000	58,703	(E)	720,584	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	779,287

	Total				$441,445				$(916,591)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	$4,042	5/11/63	300 bp — Monthly	$(1,078)
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	8,742	5/11/63	300 bp — Monthly	(3,083)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	17,484	5/11/63	300 bp — Monthly	(5,893)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	18,048	5/11/63	300 bp — Monthly	(6,992)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(4)	10,000	11	5/11/63	200 bp — Monthly	11
	CMBX NA A.6 Index	A/P	8	10,000	11	5/11/63	200 bp — Monthly	23
	CMBX NA A.6 Index	A/P	12	10,000	11	5/11/63	200 bp — Monthly	27
	CMBX NA BB.6 Index	BB/P	28,797	117,000	22,523	5/11/63	500 bp — Monthly	6,389
	CMBX NA BB.7 Index	BB/P	9,511	74,000	7,104	1/17/47	500 bp — Monthly	2,479
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(795)	720,000	792	5/11/63	200 bp — Monthly	(3)
	CMBX NA BBB-.6 Index	BBB-/P	282	3,000	282	5/11/63	300 bp — Monthly	—
	CMBX NA BBB-.7 Index	BBB-/P	42,427	574,000	13,432	1/17/47	300 bp — Monthly	29,330
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	4,549	145,000	160	5/11/63	200 bp — Monthly	4,765
	CMBX NA A.6 Index	A/P	6,818	138,000	152	5/11/63	200 bp — Monthly	7,023
	CMBX NA A.6 Index	A/P	5,714	87,000	96	5/11/63	200 bp — Monthly	5,843
	CMBX NA A.6 Index	A/P	1,889	62,000	68	5/11/63	200 bp — Monthly	1,981
	CMBX NA A.6 Index	A/P	588	19,000	21	5/11/63	200 bp — Monthly	616
	CMBX NA A.7 Index	A-/P	1,714	34,000	707	1/17/47	200 bp — Monthly	2,435
	CMBX NA BBB-.6 Index	BBB-/P	216	2,000	188	5/11/63	300 bp — Monthly	30
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	3,478	5/11/63	300 bp — Monthly	563
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	9,313	44,000	8,470	5/11/63	500 bp — Monthly	885
	CMBX NA A.6 Index	A/P	43,939	1,910,000	2,101	5/11/63	200 bp — Monthly	46,783
	CMBX NA BBB-.6 Index	BBB-/P	265	2,000	188	5/11/63	300 bp — Monthly	78
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	99	1,000	94	5/11/63	300 bp — Monthly	5
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	—	18,000	20	5/11/63	200 bp — Monthly	27
	CMBX NA A.6 Index	A/P	71	7,000	8	5/11/63	200 bp — Monthly	81
	CMBX NA A.6 Index	A/P	11	4,000	4	5/11/63	200 bp — Monthly	17
	CMBX NA A.7 Index	A-/P	(6)	6,000	125	1/17/47	200 bp — Monthly	121
	CMBX NA BB.6 Index	BB/P	9,332	38,000	7,315	5/11/63	500 bp — Monthly	2,054
	CMBX NA BB.6 Index	BB/P	18,481	75,000	14,438	5/11/63	500 bp — Monthly	4,116
	CMBX NA BBB-.6 Index	BBB-/P	242	2,000	188	5/11/63	300 bp — Monthly	56
	CMBX NA BBB-.6 Index	BBB-/P	957	9,000	846	5/11/63	300 bp — Monthly	116

Upfront premium received			220,224		Unrealized appreciation			115,854

Upfront premium (paid)			(805)		Unrealized (depreciation)			(17,049)

	Total		$219,419				Total	$98,805
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$832	1/17/47	(200 bp) — Monthly	$(1,144)
	CMBX NA BB.7 Index	(16,751)	83,000	7,968	1/17/47	(500 bp) — Monthly	(8,864)
	CMBX NA BB.7 Index	(7,838)	48,000	4,608	1/17/47	(500 bp) — Monthly	(3,277)
	CMBX NA BB.7 Index	(7,539)	48,000	4,608	1/17/47	(500 bp) — Monthly	(2,977)
	CMBX NA BB.9 Index	(11,394)	74,000	7,496	9/17/58	(500 bp) — Monthly	(3,970)
	CMBX NA BB.9 Index	(5,323)	34,000	3,444	9/17/58	(500 bp) — Monthly	(1,912)
	CMBX NA BBB-.6 Index	(15,770)	152,000	14,288	5/11/63	(300 bp) — Monthly	(1,571)
	Credit Suisse International
	CMBX NA BB.7 Index	(3,989)	226,000	43,505	5/11/63	(500 bp) — Monthly	39,336
	CMBX NA BB.7 Index	(52,019)	282,000	27,072	1/17/47	(500 bp) — Monthly	(25,221)
	CMBX NA BB.7 Index	(42,273)	257,000	24,672	1/17/47	(500 bp) — Monthly	(17,851)
	CMBX NA BB.9 Index	(301)	3,000	301	9/17/58	(500 bp) — Monthly	—
	CMBX NA BBB-.6 Index	(49,505)	418,000	39,292	5/11/63	(300 bp) — Monthly	(10,457)
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	48,000	9,240	5/11/63	(500 bp) — Monthly	4,283
	CMBX NA BB.7 Index	(4,086)	27,000	2,592	1/17/47	(500 bp) — Monthly	(1,520)
	CMBX NA BB.7 Index	(15,401)	94,000	9,024	1/17/47	(500 bp) — Monthly	(6,469)
	CMBX NA BB.7 Index	(5,685)	28,000	2,688	1/17/47	(500 bp) — Monthly	(3,025)
	CMBX NA BBB-.7 Index	(8,458)	104,000	2,434	1/17/47	(300 bp) — Monthly	(6,085)
	CMBX NA BBB-.7 Index	(135)	2,000	47	1/17/47	(300 bp) — Monthly	(89)
	CMBX NA BBB-.7 Index	(69)	1,000	23	1/17/47	(300 bp) — Monthly	(46)
	CMBX NA BBB-.7 Index	(68)	1,000	23	1/17/47	(300 bp) — Monthly	(45)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(64,667)	511,000	49,056	1/17/47	(500 bp) — Monthly	(16,107)
	CMBX NA BBB-.7 Index	(15,595)	411,000	9,617	1/17/47	(300 bp) — Monthly	(6,217)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	32,352	1/17/47	(500 bp) — Monthly	(26,439)
	CMBX NA BBB-.7 Index	(82)	1,000	23	1/17/47	(300 bp) — Monthly	(59)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	11,712	1/17/47	(500 bp) — Monthly	(13,029)
	CMBX NA BB.7 Index	(15,619)	81,000	7,776	1/17/47	(500 bp) — Monthly	(7,922)
	CMBX NA BB.7 Index	(15,083)	75,000	7,200	1/17/47	(500 bp) — Monthly	(7,956)

	Upfront premium received	—			Unrealized appreciation		43,619

	Upfront premium (paid)	(445,942)			Unrealized (depreciation)		(172,252)

	Total	$(445,942)				Total	$(128,633)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $741,458,297.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,685,062, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$17,696,700	$435,062,203	$351,260,855	$1,512,564	$101,498,048

	Total Short-term investments	$17,696,700	$435,062,203	$351,260,855	$1,512,564	$101,498,048
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $61,933.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,892,904.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,406,352 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $48,016 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $61,933 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$15,208,043	$5,536,000
Corporate bonds and notes	—	374,382,661	—
Mortgage-backed securities	—	207,248,466	—
Short-term investments	101,718,048	58,902,780	—

Totals by level	$101,718,048	$655,741,950	$5,536,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(1,358,036)	$—
Credit default contracts	—	196,695	—

Totals by level	$—	$(1,161,341)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$323,398	$126,703
Interest rate contracts	58,703	1,416,739

Total	$382,101	$1,543,442
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$395,200,000
OTC credit default contracts (notional)	$8,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com